Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,422,592)	$ (1,612,343)	$ (2,225,334)	$ (2,673,346)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Amortization of debt discounts	103,089	169,712	292,404	157,446
Accretion of premium on convertible notes	157,682	114,000	182,385	258,557
Bad debt recovery	(2,011)
Depreciation expense	473
Bad debt expense			29,472
Depreciation and intangibles amortization			1,461	8,931
Share-based compensation expense				69,108
Share issued for conversion fees		18,704	18,705	9,884
Fee notes issued to service providers	24,000	114,000	156,000	196,000
Non-cash interest expense	216,292
Gains on debt extinguishment and settlements			(156,447)	(370,075)
Loss on derivative, change in fair market value				8,710
Gain on extinguishment of accounts payable			(531,231)
Write-off of impaired intangible				35,719
Non-cash rent expense	827	(948)	(357)	(336)
Changes in Assets and Liabilities:
Accounts receivable	(55,636)	120,602	251,870	(291,565)
Inventory	(56,560)	9,080	(85,140)	(31,080)
Prepaid expenses and other assets	(5,000)		4,663	24,219
Accounts payable and accrued expenses	982,056	778,683	1,555,271	961,654
Settlement payable		(32,222)	(133,114)	(7,958)
NET CASH USED IN OPERATING ACTIVITIES	(57,380)	(320,732)	(639,392)	(1,644,132)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(1,558)		(1,542)
NET CASH USED IN INVESTING ACTIVITIES	(1,558)		(1,542)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares		99,333	99,333	699,589
Proceeds from line of credit	15,000		35,000
Net proceeds from loans and notes payable and other advances	393,250		375,750	390,000
Repayments of loans and notes payable	(354,621)	(40,741)	(152,617)	(232,763)
Net proceeds from convertible notes payable	35,000		44,000	101,250
Repayments of convertible notes	(20,000)			(122,766)
Net proceeds from notes payable, related party	47,408	151,800	230,132	125,000
Repayments on notes payable, related party	(47,575)	(62,897)	(138,607)	(110,860)
Repayments on note payable - seller		(3,000)	(3,000)
Repayments of line of credit				(4,885)
NET CASH PROVIDED BY FINANCING ACTIVITIES	68,462	144,495	489,991	844,565
NET INCREASE (DECREASE) IN CASH	9,524	(176,237)	(150,943)	(799,567)
CASH AT BEGINNING OF PERIOD	35,443	186,386	186,386	985,953
CASH AT END OF PERIOD	44,967	10,149	35,443	186,386
Cash paid for:
Interest	3,798	16,965	30,059	37,551
Income Tax
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Issuance of common stock for conversion of convertible notes and accrued interest	3,600	95,388	95,388	393,245
Issuance of common stock for conversion of Series B preferred stock and dividends	5,130		26,890
Reclassification of debt premium upon conversion of convertible debt	1,938	90,000	90,000	222,420
Debt discount	106,900		80,650	65,500
Right-of-use asset and lease liability pursuant to ASC 842			140,561
Value of Series C preferred stock in connection with an Exchange Agreement			336,000
Assignment of convertible note including accrued interest by related party			8,819,069
Deemed dividend to adjust temporary equity to redemption value				570,632
Issuance of convertible preferred stock charged to debt discounts				101,368
Dividends on convertible preferred stock	$ 68,954		145,983	13,440
Warrants for common stock issued				200,387
Cancellation of common stock for potential legal settlement				(119,670)
Issuance of convertible note for accounts payable				4,000
Issuance of convertible note for prepaid legal expense			15,000
Exchange of convertible notes into non-convertible notes			$ 135,000